Document and Entity Information	9 Months Ended
	Sep. 30, 2011	Oct. 31, 2011
Entity Information [Line Items]
Entity Registrant Name	MedPro Safety Products, Inc.
Entity Central Index Key	0001364896
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	10-Q
Document Period End Date	Sep 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Amendment Flag	false
Entity Common Stock, Shares Outstanding		13,052,737

BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 8,580,242	$ 8,315,644
Restricted cash	1,630,143	3,864,411
Accounts receivable	632,338	179,107
Accrued interest income	1,211	3,898
Prepaid expenses and other current assets	58,453	29,368
Escrowed Senior Note funds		7,870,000
Total current assets	10,902,387	20,262,428
Property and Equipment
Equipment and tooling	1,119,612	887,607
Leasehold improvements	787,248	240,411
Computers, network and phones	228,507	210,816
Furniture and fixtures	146,929	117,896
Trade show booth	25,521	7,341
Property and Equipment	2,307,817	1,464,071
Less: accumulated depreciation	522,769	422,586
Property and equipment, net	1,785,048	1,041,485
Other Assets
Intangible assets, net of amortization of $723,109 and $596,839, respectively	7,938,997	8,317,810
Deferred financing costs, net of amortization of $280,389 and $157,291, respectively	1,517,916	1,887,210
Prepaid royalties	100,000	100,000
Total other assets	9,556,913	10,305,020
ASSETS	22,244,348	31,608,933
Current Liabilities
Accounts payable and accrued expenses	840,821	762,523
Accrued interest payable	700,000	700,000
Derivative liabilities – fair value of warrants	829,905	1,157,823
Total current liabilities	2,370,726	2,620,346
Long-Term Liabilities
Senior Notes	30,000,000	30,000,000
Total long-term liabilities	30,000,000	30,000,000
Total liabilities	32,370,726	32,620,346
Preferred stock $.01 par value: 10,000,000 shares authorized:
Common stock $.001 par value; 90,000,000 shares authorized; 12,949,189 and 13,091,507 issued and outstanding, respectively	12,862	13,092
Additional paid-in capital	71,112,672	71,344,241
Accumulated deficit	(81,349,246)	(72,466,080)
Total shareholders’ deficiency	(10,126,378)	(1,011,413)
Total liabilities and shareholders’ deficiency	22,244,348	31,608,933
Series A Preferred Stock
Preferred stock $.01 par value: 10,000,000 shares authorized:
Preferred Stock, Value Issued	66,682	66,682
Series B Preferred Stock
Preferred stock $.01 par value: 10,000,000 shares authorized:
Preferred Stock, Value Issued	14,937	14,937
Series C Preferred Stock
Preferred stock $.01 par value: 10,000,000 shares authorized:
Preferred Stock, Value Issued	$ 15,715	$ 15,715

BALANCE SHEETS Parentheticals (USD $)	Sep. 30, 2011	Dec. 31, 2010
Other Assets
Intangible assets, net of amortization	$ 975,651	$ 596,839
Deferred financing costs, amortization	526,584	157,291
Shareholders’ Equity
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	90,000,000	90,000,000
Common stock, shares issued	12,862,276	13,091,507
Common stock, shares outstanding	12,862,276	13,091,507
Series A Preferred Stock
Shareholders’ Equity
Preferred stock, shares issued	6,668,229	6,668,229
Preferred stock, shares outstanding	6,668,229	6,668,229
Preferred stock, Liquidation preference	$ 2,273,549	$ 1,820,829
Series B Preferred Stock
Shareholders’ Equity
Preferred stock, shares issued	1,493,779	1,493,779
Preferred stock, shares outstanding	1,493,779	1,493,779
Series C Preferred Stock
Shareholders’ Equity
Preferred stock, shares issued	1,571,523	1,571,523
Preferred stock, shares outstanding	1,571,523	1,571,523

STATEMENT OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Revenues
Product Royalty Income	$ 631,250		$ 1,412,500
Other Revenue	(42)		10,000
Total revenue	631,208	0	1,422,500	0
Cost of revenues and amortization of intellectual property	159,577	803,999	456,678	1,081,612
Gross profit	471,631	(803,999)	965,822	(1,081,612)
Operating Expenses
Salaries, wages, and payroll taxes	1,153,035	1,377,640	2,719,399	5,960,217
Qualified profit sharing plan	24,445	14,436	53,360	45,713
Advertising and promotion	143,568	13,547	313,130	216,518
Product development costs	295,430	179,940	743,727	628,627
Professional and insurance	577,322	399,281	1,380,218	1,241,665
Insurance	75,461	52,920	247,409	189,482
General and administrative	208,327	172,985	495,215	277,426
Travel and entertainment	144,431	65,709	383,910	335,933
Loss on disposal of assets		682	144,114	682
Depreciation	72,658	48,309	191,980	121,912
Total operating expenses	2,694,677	2,325,449	6,672,462	9,018,175
Loss from operations	(2,223,046)	(3,129,448)	(5,706,640)	(10,099,787)
Other Income (Expenses)
Interest expense - including amortization of financing costs	(1,173,097)	(1,019,230)	(3,519,301)	(1,130,337)
Interest income	4,424	924	14,856	13,396
Change in fair value of derivative liabilities	141,345	297,514	327,919	439,589
Total other income /(expenses)	(1,027,328)	(720,792)	(3,176,526)	(677,352)
Provision for income taxes				0
Net (loss)	$ (3,250,374)	$ (3,850,240)	$ (8,883,166)	$ (10,777,139)
Net (loss) per common share
Basic net (loss) per share	$ (0.25)	$ (0.29)	$ (0.68)	$ (0.82)
Diluted net (loss) per share	$ (0.25)	$ (0.29)	$ (0.68)	$ (0.82)
Shares used in computing earnings per share
Weighted average number of sharesoutstanding - basic	12,906,780	13,146,822	13,017,417	13,175,996
Weighted average number of shares outstanding - diluted	12,906,780	13,146,822	13,017,417	13,175,996

STATEMENT OF SHAREHOLDERS' EQUITY (USD $)	Total	Common Stock	Preferred Stock	Unearned Compensation	Paid-In Capital	Accumulated Deficiency
Beginning Period Balance at Dec. 31, 2009		$ 13,215	$ 97,334	$ (167,600)	$ 67,023,700	$ (56,951,866)
Preferred Stock, Shares Beginning Balance at Dec. 31, 2009			9,733,531
Common Stock, Shares, Beginning Balance at Dec. 31, 2009		13,215,311
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Earned portion of vendor share-based compensation				167,600
Earned portion of employee and director options					4,824,853
Derivative liabilities - warrants issued with debt					(844,488)
Derivative liability discount accretion					685,000
Purchases of common shares, Shares		(123,804)
Purchases of common shares, Amount		(123)			(344,824)
Net (loss)						(15,514,214)
Ending Period Balance at Dec. 31, 2010	(1,011,413)	13,092	97,334	0	71,344,241	(72,466,080)
Preferred Stock, Shares Ending Balance at Dec. 31, 2010			9,733,531
Common Stock, Shares, Ending Balance at Dec. 31, 2010	13,091,507	13,091,507
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Earned portion of employee and director options					340,819
Purchases of common shares, Shares		(229,231)
Purchases of common shares, Amount		(230)			(572,388)
Net (loss)	(8,883,166)					(8,883,166)
Ending Period Balance at Sep. 30, 2011	$ (10,126,378)	$ 12,862	$ 97,334	$ 0	$ 71,112,672	$ (81,349,246)
Preferred Stock, Shares Ending Balance at Sep. 30, 2011			9,733,531
Common Stock, Shares, Ending Balance at Sep. 30, 2011	12,862,276	12,862,276

STATEMENT OF CASH FLOWS (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash Flows From Operating Activities
Net (loss)	$ (8,883,166)	$ (10,777,139)
Adjustments to reconcile net (loss) to net cashflows from operating activities:
Depreciation	191,980	121,912
Amortization	748,106	458,987
Debt discount accretion	0	685,000
Loss on disposal of assets	144,114	682
Share based compensation	340,819	4,912,686
Change in fair value of warrant (derivative liabilities)	(327,919)	(439,589)
Changes in operating assets and liabilities
Accounts receivable and accrued interest	(450,544)	18,424
Inventory	0	(20,697)
Loss on disposal of assets	(29,085)	(8,001)
Accrued interest payable	0	280,992
Accounts payable and accrued expenses	78,298	297,673
Net cash flows from operating activities	(8,187,397)	(4,469,070)
Cash Flows From Investing Activities
Purchases of property, equipment and intangibles	(1,079,656)	(2,077,500)
Reserve pending FDA product clearance	0	(7,870,000)
Restricted cash-Interest Reserve	2,234,268	(4,500,000)
Prepaid Royalties		(100,000)
Net cash flows from investing activities	1,154,612	(14,547,500)
Cash Flows From Financing Activities
Technology transfer payments	0	(250,000)
Repayments on bank borrowings	0	(4,107,977)
Proceeds from notes payable to and advances from shareholders	0	2,800,000
Payments on notes payable to and advances from shareholders	0	(2,800,000)
Senior Note funds released from escrow	0	25,000,000
Senior Note funds released from escrow	7,870,000	0
Repurchases of common shares	(572,617)	(228,264)
Cash Flows From Financing Activities	7,297,383	20,413,759
Net increase / (decrease) in cash	264,598	1,397,189
Cash at the beginning of the period	8,315,644	4,072,443
Cash at the end of the period	8,580,242	5,469,632
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	3,150,000	196,409
Non-Cash Activity
Non-cash portion of derivative liabilities associated with warrants	$ 327,919	$ 221,490

BASIS OF PRESENTATION AND NATURE OF BUSINESS	9 Months Ended
Sep. 30, 2011
BASIS OF PRESENTATION AND NATURE OF BUSINESS [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
BASIS OF PRESENTATION

The accompanying unaudited condensed financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements.  In the opinion of management, all adjustments (consisting of only normal recurring accruals) considered necessary for a fair presentation have been included.  Operating results for the three and nine months ended September 30, 2011 and 2010 are not necessarily indicative of the results that may be expected for the year ended December 31, 2011.  For further information, refer to the Company’s financial statements and footnotes thereto included in the Company’s annual report on Form 10-K for the year ended December 31, 2010.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING PRINCIPLES [Abstract]
Significant Accounting Policies [Text Block]
SUMMARY OF SIGNIFICANT ACCOUNTING PRINCIPLES

The following is a summary of the significant accounting policies followed in the preparation of the accompanying financial statements.  On July 1, 2009, the Financial Accounting Standards Board (“FASB”) issued the FASB Accounting Standards Codification (“ASC” of the “Codification”), the single source of authoritative, non-governmental U.S. generally accepted accounting principles (“GAAP”), except for rules and interpretative releases of the Securities and Exchange Commission (“SEC”), which are sources of authoritative GAAP for SEC registrants.  All other non-grandfathered, non-SEC accounting literature not included in the Codification is non-authoritative.  The new guidelines and numbering system prescribed by the Codification are used when referring to GAAP in this Form 10-Q.  As the Codification was not intended to change or alter existing GAAP, it has not had any impact on the Company's financial statements.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenues and Costs Recognition -  Revenues in 2011 have been derived from royalties on our blood collection products pursuant to our minimum volume contract.  Revenues and accounts receivable under our contracts and within existing customer relationships are recognized when the price has been fixed, delivery has occurred and collectability is reasonably assured.  In the case of our royalty income, revenues are recognized when the amount is determined based on contract terms and no possibility of refund exists.  The Company began receiving revenue from its tube-activated blood collection device during the fourth quarter of 2010.

Cost of revenues sold includes all direct production costs, shipping and handling costs, royalty expenses and amortization of patents.  General and administrative costs are charged to the appropriate expense category as incurred.

Accounts Receivable - As is customary in the industry, the Company does not require collateral from customers in the ordinary course of business.  Accounts receivable are stated at the amount management expects to collect from outstanding balances.  Management provides for probable uncollected amounts through a charge to earnings and a credit to the allowance for doubtful accounts based on its assessment of the current status of individual accounts.  As of September 30, 2011 and December 31, 2010 the Company has no allowance for doubtful accounts since we have only one customer and revenue is being received based upon a minimum volume contract.  The Company does not accrue finance charges on its past due accounts receivable.  Balances that are still outstanding after management has used reasonable collection efforts are written off through a charge to the allowance and a credit to accounts receivable.

Inventory - Inventory at December 31, 2009 consisted primarily of Needlyzer™ devices, which were carried at the lower of cost or market value on a first-in first-out basis.  Finished Needlyzer™ inventory and the remaining raw materials inventory associated with our blood collection devices was written off during the year ended December 31, 2010. The Company has not manufactured any product for resale during the three and nine months ended September 30, 2011. We have manufactured product for testing and as samples for prospective customers. The cost of these items has been expensed.

Property and Equipment - Property and equipment are stated at cost less accumulated depreciation and amortization.  Depreciation and amortization for assets placed in service is provided using the straight line method over their estimated useful lives.  The cost of normal maintenance and repairs is charged against earnings.  Expenditures which significantly increase asset values or extend useful lives are capitalized.  The gain or loss on the disposition of property and equipment is recorded in the year of disposition.

Intangible Assets - Intangible assets consist principally of intellectual properties such as regulatory product approvals and patents. Intangible assets are amortized using the straight line method over their estimated period of benefit, ranging from one to ten years upon being placed in full production.  We evaluate the recoverability of intangible assets periodically and take into account events or circumstances that warrant revised estimates of useful lives or that indicate that impairment exists.

Research and Development Costs - Research and development costs are charged to expense as incurred.  These expenses do not include an allocation of salaries and benefits for the personnel engaged in these activities.

Advertising and Promotion - Advertising and promotion costs are expensed as incurred.

Income Taxes - Income tax expense is provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due plus deferred taxes.  Deferred taxes are recognized for differences between the basis of assets and liabilities for financial statement and income tax purposes.  The differences relate primarily to the effects of net operating loss carry forwards and differing basis, depreciation methods, and lives of depreciable assets. The deferred tax assets represent the future tax return consequences of those differences, which will be deductible when the assets are recovered.

No income tax benefit (expense) was recognized for the three and nine months ended September 30, 2011 as a result of tax losses in this period and because deferred tax benefits, derived from the Company’s prior net operating losses, were previously fully reserved and the Company has cumulative net operating losses for tax purposes through December 31, 2010 in excess of $29 million.

The Company currently has tax return periods open beginning with December 31, 2007 through December 31, 2010 .

Cash and Cash Equivalents - For the purposes of the Statements of Cash Flows, the Company considers cash and cash equivalents to be cash in all bank accounts, including money market and temporary investments that have an original maturity of three months or less.

Concentration of Credit Risk - From time to time during the year ended December 31, 2010 and nine months endedSeptember 30, 2011, certain bank account balances exceeded federally insured limits.  The Company has not experienced losses in such accounts and believes it is not exposed to any significant credit risk on cash.

EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
EARNINGS PER SHARE

In accordance with Statement of Financial Accounting Standards (SFAS) No. 128, “Earnings Per Share”, which was primarily codified into ASC Topic 260, basic earnings per share were computed using weighted average shareholdings of 12,906,780 and 13,146,822 for the three months ended September 30, 2011 and 2010.  Basic earnings per share were computed using weighted average shareholdings of 13,017,417 and 13,175,996 for the nine months ended September 30, 2011 and 2010. There were no new common shares issued in the three and nine months ended September 30, 2011.

The basic earnings per share are calculated on the weighted average number of common shares outstanding.  Diluted earnings per share are based on the weighted average number of common shares outstanding and all dilutive potential common shares outstanding.  The Company’s potentially dilutive securities consist of options and warrants, as well as, convertible preferred stock. Because the Company had a net loss for the three and nine months ended September 30, 2011 and 2010, there is no dilutive effect and both the basic and diluted losses per share were the same for each period.

RECENT ACCOUNTING PRONOUNCEMENTS	9 Months Ended
Sep. 30, 2011
RECENT ACCOUNTING PRONOUNCEMENTS [Abstract]
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
RECENT ACCOUNTING PRONOUNCEMENTS

Recent Accounting Pronouncements

Not Yet Adopted

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common
Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update contains the results of the work of the FASB and the IASB to develop common requirements for measuring fair value and for disclosing fair value measurements in accordance with U.S. GAAP and IFRSs. The amendments in this update are effective for periods beginning after December 15, 2011 and as a result are not yet applicable to the Company. The Company is evaluating the impact of the update on its financial statements.

Adopted

In April 2010, the FASB issued ASU 2010-17   Revenue Recognition-Milestone Method (Topic 605). The update is intended to assist with the definition of a milestone event and determining when the application of milestone revenue recognition in connection with revenue recognition for research and development transaction. Disclosures will include the description of the milestone payment arrangement, a description of each milestone and the related payment or contingent payment, a determination whether the milestones are substantive, the factors considered in making the determination of the substantive nature of the milestones and the amount of revenue recognized during the period related to the milestone or milestones.  The standard is effective for fiscal years beginning on or after June 15, 2010. The Company has adopted the standard but does not currently have any such contracts.  The adoption of the standard has not had a material impact on its financial statements.

In January 2010, the FASB issued ASU, 2010-06, Fair Value Measurement and Disclosures (Topic 820-10-65-7), which relates to the disclosure requirements for fair value measurements and provides clarification for existing disclosure requirements. This update will require an entity to disclose separately the amounts of significant transfers in and out of Levels 1 and 2 fair value measurements and to describe the reasons for the transfers.  It also will require entities to disclose information about purchases, sales, issuances and settlements to be presented separately (i.e. present the activity on a gross basis rather than net) in the reconciliation for fair value measurements using significant unobservable inputs (Level 3 inputs). This guidance clarifies existing disclosure requirements for the level of disaggregation used for classes of assets and liabilities measured at fair value and requires disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements using Level 2 and Level 3 inputs. The new disclosures and clarifications of existing disclosure are effective for fiscal years beginning after December 15, 2009, except for the disclosure requirements related to the purchases, sales, issuances and settlements in the roll forward activity of Level 3 fair value measurements.  Those disclosure requirements are effective for fiscal years ending after December 31, 2010. The adoption of the disclosure requirement did not have a material impact on the Company's financial statements.

In 2010, the FASB issued ASU 2010-28, Intangibles-Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts.  It is effective for fiscal years beginning after December 15, 2010.  Essentially the FASB is requiring testing be performed at the Reporting Unit level with zero or negative carrying amounts.  For goodwill and other intangible assets, testing for impairment is a two-step test.  When a goodwill impairment test is performed (either on an annual or interim basis), an entity must assess whether the carrying amount of a reporting unit exceeds its fair value (Step 1).  If it does, an entity must perform an additional test to determine whether goodwill has been impaired and to calculate the amount of that impairment (Step 2).  The effect will potentially be an impairment of goodwill or other intangibles that will be required to be reported sooner than under current standards.  The Company has adopted the standard but does not have any negative goodwill issues. Therefore, the adoption did not have a material impact on the Company's financial statements.

In October 2009, the FASB issued new accounting guidance (Accounting Standards Update (ASU), 2009-13) related to revenue arrangements with multiple deliverables, Revenue Recognition (“Topic 605-25-65-1”): Multiple Deliverable Revenue Arrangements - A Consensus of the FASB Emerging Issues Task Force, that provides principles for allocation of consideration among an arrangement's multiple-elements, allowing more flexibility in identifying and accounting for separate deliverables. The guidance introduces an estimated selling price method for valuing the elements of a bundled arrangement if vendor-specific objective evidence or third-party evidence of selling price is not available, and significantly expands related disclosure requirements. This guidance is effective on a prospective basis for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Alternatively, adoption may be on a retrospective basis, and early application is permitted. We have adopted this standard but it has not had a material impact on our financial statements.

In April 2010, the FASB issued ASU 2010-12 - Income Taxes (Topic 740) Accounting for Certain Tax Effects of the 2010 Health Care Reform Acts. This updates makes it clear that the two laws passed a few days apart and commonly known as health care reform will be treated as one for accounting purposes despite the fact that they may have been passed in two different fiscal years for some. Our adoption of ASU 2010-12 did not have a material impact on our financial statements.

In January 2010, the FASB adopted ASU 2010-06 - Fair Value Measurements and Disclosures-Improving Disclosures about
Fair Value Measurements (Topic 820). This statement enhances disclosure relating to recurring or nonrecurring fair value measurement, specifically transfers between Level 1 and Level 2 inputs and the reasons for such transfers, the Level 3 activity reporting information on a gross rather than a net basis and improved guidance about disclosure by classes of assets and liabilities. Also, disclosure should include the various inputs and techniques used for valuation of assets and liabilities. We have adopted this statement and the enhanced disclosure in our financial statements.

Reclassifications

Certain amounts in the 2010 financial statements have been reclassified to conform to the classifications used to prepare the 2011 financial statements.  These reclassifications had no material impact on the Company’s financial position, results of operations, or cash flow as previously reported.

INVENTORY	9 Months Ended
Sep. 30, 2011
INVENTORY [Abstract]
Inventory Disclosure [Text Block]	INVENTORY The Company had no inventory at December 31, 2010 or September 30, 2011.

INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2011
INTANGIBLE ASSETS [Abstract]
Intangible Assets Disclosure [Text Block]
INTANGIBLE ASSETS

The Company’s intangible assets consist primarily of intellectual properties (medical device patents) that give the Company the right to produce and exploit certain medical devices commercially.  The various patents include the skin and tube-activated blood collection devices with a cost of $2,525,425, the Key-Lok™ patent at an original cost of $489,122, the syringe guard prefilled family of products at $4,845,000 and the winged infusion set at $1,250,000.  The Company also has $2,044,500 of loan fees recorded as intangible assets.

Loan fees of $2,044,500 were recorded as of October 1, 2010.  These fees are being amortized over the term of our Senior Notes, which ends October 30, 2016. Amortization began when the respective Senior Notes were issued. The fees are being amortized under a yield method based on the relative outstanding principal of the Senior Notes.

To date, three of the existing patented products, the blood collection devices, the winged blood collection set and the syringe guard products, have been utilized to manufacture parts for testing and evaluation.  The Company's customer and manufacturer began delivering the Tube-Touch™ blood collection device in the second quarter of 2011.  The Company has earned royalty revenue, based on minimum production volumes, for the last four calendar quarters.

Amortization expense of $748,106 includes amortization of $378,814 for the intellectual property and amortization of loan fees, reflected as interest expense, of $369,292.  Estimated future amortization for the balance of this fiscal year is expected to be $249,367 (financing costs $123,097 and intellectual property $126,270). Amortization for the fiscal years ended on December 31 is expected to be as follows:

Fiscal Year Ending December 31,	Intellectual Property Amount	Financing Costs Amount
2012	$1,724,085	$492,390
2013	$1,724,085	$432,327
2014	$1,681,995	$320,155
2015	$1,219,000	$137,638
After 12/31/2015	$1,219,000	$12,309

LONG-TERM DEBT	9 Months Ended
Sep. 30, 2011
Long-term Debt, Unclassified [Abstract]
Long-term Debt [Text Block]
Long-term debt at September 30, 2011 and December 31, 2010 consisted of the following:

	September 30,	December 31,
	2011	2010
14% Senior Notes due 2016 to various institutional noteholders, interest due quarterly beginning October 31, 2010, principal payments commence when revenue from the guaranteed minimum volume contract is sufficient to cover principal and interest; 100% of the contract revenue, reduced by certain limited expenses, is allocated to debt service through October 30, 2016	$30,000,000	$30,000,000
	30,000,000	30,000,000
Less: current portion
Long-term portion	$30,000,000	$30,000,000

There are no maturities of long-term debt for the remainder of this fiscal year.  The following table summarizes the estimated maturities of long-term debt for the fiscal years ended December 31:

Fiscal Years Ended December 31	Amount
2012
2013	$5,606,029
2014	$7,957,317
2015	$13,254,329
2016	$3,182,325

The Company issued $30,000,000 of 14% Senior Secured Notes due 2016 in two tranches on September 1 and October 1, 2010.  Gross proceeds from the issuance of the Notes were reduced by $2,044,500 of issuance costs, payment of $121,000 of legal fees of the investors and the trustee, $4,500,000 to fund an interest reserve and $7,870,000 set aside in a reserve payable to the Company upon the receipt of FDA clearance for the Wing device.  FDA clearance on the Wing device was received in November 2010, and on January 30, 2011, the $7,870,000 in escrowed funds, plus interest, were released to the Company.

The interest reserve is being used to pay interest during the ramp up of royalty payments due on the blood collection devices under our minimum volume contracts.  Payments of interest on the Notes have been made through October 30, 2011. Royalty revenues received under the minimum volume contract are deposited into a collection account held by the trustee, and these funds are supplemented from the interest reserve, as necessary, to complete the scheduled payments on the Notes.  The next four quarterly payments on the Notes are scheduled to be $1,050,000 per quarter.  The balance in the interest reserve account at December 31, 2010 was $3,864,411, which is less than the total amount of payments due during the calendar year of 2011.  Accordingly, the Company classified the entire balance of the restricted cash account as a current asset.  However, because royalties increase as minimum product purchases increase over the term of the agreement, the full amount of the interest reserve account is not expected to be used to pay the entire interest payments on the Notes during the next twelve months.  Payments of principal and interest to the Noteholders are guaranteed by the Company. The balance in the interest reserve (restricted cash) account at September 30, 2011 was $1,630,143.

The use of proceeds from the Senior Notes is presented in tabular form below:

Source and Use of Funds	Amount
Proceeds from Sale of Senior Notes	$30,000,000
Expenses not amortized	(162,358)
Amortizable loan fees and expenses	(2,044,500)
Reserve for interest payments	(4,500,000)
Net proceeds to the Company	$23,293,142
Reserve for FDA product clearance (funded by the Company)	(7,870,000)
Pay off of bank debt and shareholder bridge loans	(4,112,967)

Net proceeds after FDA reserve and debt repayment	$11,310,175

The funds held in the reserve pending FDA product clearance were released to the Company on January 30, 2011.  Net proceeds, including the FDA Reserve funds, totaled $19,180,175.

Royalty collections through October 30, 2016 are allocated to the payment of principal and interest on the Notes.   Once principal is paid down to $1,000,000, additional interest is paid to the Note holders based on cash flow under the contract.  The final $1,000,000 of principal is paid with the last payment on the Notes.  Any Note payments made in 2016 are reduced by the marketing assistance payments due to our customer under the minimum volume contract.  The Company is also entitled to receive a servicing fee of $5,000 per quarter, plus out of pocket expenses, subject to quarterly limitations.

The Note covenants restrict additional senior borrowing to $7,500,000 and new subordinated debt to $15,000,000.

NOTES PAYABLE TO AND ADVANCES FROM SHAREHOLDERS	9 Months Ended
Sep. 30, 2011
NOTES PAYABLE TO AND ADVANCES FROM SHAREHOLDERS [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTES PAYABLE TO AND ADVANCES TO/ FROM SHAREHOLDERS

2010 VOMF Bridge Loans

During 2010, MedPro borrowed a total of $2,800,000 in short-term bridge loans from Vision Opportunity Master Fund, the principal holder of our convertible preferred stock ("VOMF").  MedPro issued warrants to purchase common stock as consideration for the bridge loans. The following table provides certain information about each bridge loan.

	Principal	Interest	Shares Subject to	Exercise Price
Date	Amount	Rate	Warrants	Per Share
February 8, 2010	500,000	6%	—	$—
February 26, 2010	350,000	6%	212,500	4.00
March 31, 2010	450,000	6%	112,500	4.00
May 4, 2010	250,000	7%	208,334	3.00
May 28, 2010	300,000	7%	50,001	3.00
June 30, 2010	450,000	7%	75,002	3.00
August 5, 2010	500,000	7%	83,335	3.00
	$2,800,000		741,672

The $2,800,000 outstanding principal balance of the VOMF bridge loans plus accrued interest of $57,214 was paid in full on September 1, 2010. Previously recorded loan discount, totaling $685,000, was expensed as interest when the loans were paid.

RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
RELATED PARTY TRANSACTIONS

On March 6, 2008, the Company entered into a consulting agreement with SC Capital Partners, LLC to assist it with future capital requirements, strategic financial planning and support of the Company’s efforts to build shareholder liquidity.  The contract was superseded by a new contract on January 11, 2010.  The agreement calls for a retainer of $15,000 per month, plus out-of-pocket expenses, beginning on the date of execution.  The agreement may be terminated by the Company with appropriate notice or upon satisfaction of the goals of the agreement.  The agreement also contains certain fees for future capital milestones achieved.  Warren Rustand, a director of the Company, is a principal of SC Capital.

The Company also issued Series AA warrants to purchase 533,458 common shares for $1.81 per share as compensation for financial advisory services provided by SC Capital in connection with the December 28, 2007 private placement.  The terms of these warrants are comparable to the terms of the Company's “A” warrants and they expire on December 28, 2012.  None of the AA warrants have been exercised as of the date of the financial statements.

As a part of the issuance of the Senior Notes on September 1, 2010, SC Capital earned a fee of $500,000.   When the second tranche closed on October 1, 2010, SC Capital earned an additional $100,000 fee.

SHAREHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2011
SHAREHOLDERS’ EQUITY [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
SHAREHOLDERS’ EQUITY

The Company is authorized to issue 90,000,000 shares of common stock with a par value of $0.001 per share, and 10,000,000 shares of preferred stock with a par value of $.01 per share, which is issuable in series.  Of the 10,000,000 shares of preferred stock authorized, 6,668,229 shares are designated as Series A Convertible Preferred Stock (“Series A Stock”), 1,493,779 shares are designated as Series B Convertible Preferred Stock (“Series B Stock”) and 1,571,523 shares are designated as Series C Convertible Preferred Stock (“Series C Stock”).

At September 30, 2011, the Company’s issued and outstanding shares consisted of 12,862,276 shares of common stock, 6,668,229 shares of Series A Stock, 1,493,779 shares of Series B Stock, and 1,571,523 shares of Series C Stock.  In addition, warrants to purchase 2,476,012 shares of common and options to purchase 4,433,471 shares of common were outstanding at September 30, 2011.

See Note 12 of the notes to our audited financial statements included in our Annual Report on Form 10-K for 2010 for a detailed description of the terms of our three series of preferred stock and stock purchase warrants issued and outstanding, including the accounting treatment.

The Company had previously authorized the issuance of warrants to purchase up to 68,036 common shares for $1.99 per share as compensation for the publication of a research report about the Company in a medical device industry publication.  These warrants became exercisable when the report was delivered to the Company and will expire on December 28, 2012.  During 2009, the Company and the warrant holder negotiated a settlement of a disagreement resulting in the issuance of an additional 31,964 warrants under the original terms and 75,000 warrants exercisable under the original timing but at the market price of $3.75 per share at the date of issuance.  We expensed the unearned portion of these warrants in the first quarter of 2010.

On June 25, 2009, the Company announced that its Board of Directors had authorized the repurchase of up to one million shares of the Company’s common stock.  Through December 31, 2010 the Company had repurchased 228,884 shares in open market transactions at an average price per share of $3.20.  During the quarter ended September 30, 2011, the Company acquired an additional 86,913 shares of its own common stock at an average price of $2.76 per share. The Company has acquired 226,231 of its own shares in open market transaction during the nine months ended September 30, 2011 for a total cost of $572,647 at an average cost per share of $2.53. The total number of shares repurchased has been 458,115 shares at $2.85 per share average cost.  The Company has spent $1,304,070 on share repurchases since the inception of the buy-back program.

STOCK PURCHASE WARRANTS	9 Months Ended
Sep. 30, 2011
STOCK PURCHASE WARRANTS [Abstract]
Stockholders' Equity Note, Warrants or Rights Disclosure [Text Block]
STOCK PURCHASE WARRANTS

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  ASC 820 establishes a fair value hierarchy that prioritizes the use of inputs used in valuation methodologies into the following three levels:

•
Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets. A quoted price in an active market provides the most reliable evidence of fair value and must be used to measure fair value whenever available.

•
Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•
Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability. For example, level 3 inputs would relate to forecasts of future earnings and cash flows used in a discounted future cash flows method.

The assets or liabilities fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs. The Company's fair value measurements are designated as Level 3 since one of the significant inputs, the estimated term, cannot be derived from a Level 1 or Level 2 observable.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Company's liabilities at fair value as of March 31, 2011 (in thousands):

Derivative Liabilities	Level 1	Level 2	Level 3
Balance at December 31, 2010	$—	$—	$1,157,823
Change in Valuation for March 31, 2011	$—	$—	(401,297)
Change in Valuation for June 30, 2011	—	—	214,723
Balance September 30, 2011	$—	$—	$829,905

All of the warrants we issued in 2010 provide for cashless exercise after one year.  In addition, if we issue any additional shares of common stock at a price per share less than the adjusted warrant exercise price then in effect or without consideration, then the exercise price will adjust to the price per share paid for the additional shares of common stock upon each such issuance.

The factors utilized to value the warrants at June 30, 2011 and the resulting change in derivative liabilities are reflected in the following table:

	Valuation Factors Used and Resulting Valuation Adjustments at September 30, 2011
Warrants Issued	Warrants	Risk Free Return	Remaining Term	September 30, 2011 Per Share Valuation	Value at September 30, 2011	Value at June 30, 2011	Gain from Change in Derivative Valuation
2/26/2010	212,500	0.42%	3.41	$1.0039	$213,339	$253,159	$39,820
3/31/2010	112,500	0.42%	3.5	1.0187	114,609	135,823	21,214
4/30/2010	208,334	0.42%	3.58	1.1931	248,564	287,018	38,454
6/3/2010	50,001	0.42%	6.38	1.2061	60,307	69,577	9,270
6/30/2010	75,002	0.42%	3.75	1.2061	90,460	105,820	15,360
8/5/2010	83,335	0.42%	3.85	1.2315	102,625	119,852	17,227
	741,672				$829,904	$971,249	$141,345
Volatility used at September 30, 2011 was 76.266%; market price of the Company stock at September 30, 2011 was $2.40.

The warrants we issued in the first quarter of 2010 had an exercise price of $4.00 per share.  As a result of the cashless exercise and anti-dilution features, the Company had recorded a liability for the fair market value of these warrants at their respective issue dates of $412,954.

The inputs used to value the derivative liability as of the respective issue dates were:

•	The market price of the Company’s stock on February 26, 2010 of $3.40 and March 31, 2010 of $3.10;

•	Specific Company Volatility for the quarter – 48%

•	Risk free return rate – 2.3%

•	Estimated life of the warrants - 5 years

These inputs, coupled with the individual warrant exercise prices, resulted in a Black-Scholes value of $1.34 per share for the February 26, 2010 warrants and $1.14 per share for the March 31, 2010 warrants.  These warrants have been adjusted quarterly since issue and the current market valuation and effect on earnings and derivative liability for the quarter are listed in the table at the beginning of this note.

The warrants we issued in the second quarter of 2010 had an exercise price of $3.00 per share.  As a result of the cashless exercise and anti-dilution features, the Company had recorded a liability associated with these warrants at their respective issue dates of $410,902.

The inputs used to value the derivative liability as of the issue date of the respective warrants were:

•	The market price of the Company’s stock on April 30, 2010, June 3, 2010 and June 30, 2010 were all $3.00 per share;

•	Specific Company Volatility for the valuation dates were 44.51%, 43.32% and 42.26%, respectively;

•	Risk free return rates were 2.43%, 2.17% and 1.79%, respectively; and

•	Estimated life of the warrants - 5 years.

These inputs, coupled with the individual warrant exercise prices, resulted in Black-Scholes per share values of approximately $1.25, $1.22 and $1.18 for the respective warrant grant dates.

The warrants we issued in the third quarter of 2010 also have an exercise price of $3.00 per share.  As a result of the cashless exercise and anti-dilution features, the Company had recorded a liability associated with these warrants at their respective issue dates of $82,631.

The inputs used to value the derivative liability as of the issue date of the respective warrants were:

•	The market price of the Company’s stock on August 5, 2010 was $3.00 per share;

•	Specific Company Volatility for the valuation date was 34.79%;

•	Risk free return rate was 1.57% at issue date and 1.27% at quarter end; and

•	Estimated life of the warrants - 5 years.

These inputs, coupled with the individual warrant exercise prices resulted in a Black-Scholes value of approximately $0.99 per share for the warrant grant date.

STOCK OPTIONS	9 Months Ended
Sep. 30, 2011
STOCK OPTIONS [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
STOCK OPTIONS

On August 18, 2008, the Company adopted the MedPro Safety Products, Inc. 2008 Stock and Incentive Compensation Plan (“2008 Plan”) and issued stock options to its directors and employees in the amounts and on the terms agreed upon in the September 2007 stock purchase agreement with the Series A Stockholders.  The Company’s employees, including its three executive officers, were granted a total of 2,800,000 options.  The two non-employee directors each were granted 100,000 options.  The options may be exercised at an exercise price of $1.81 per share only on the earliest of the 30 days following January 1, 2013, the date of the holder’s death or 100% disability, termination of employment or service as a director, and the date of a change in control of the Company.  Because the exercise price was less than market price of MedPro stock on the date of grant, the Company set a date certain for the exercise of the options in order to qualify for exemptions from excise taxes under IRS deferred compensation rules.

The Company recorded unearned compensation expense of $14,580,000, or $4.86 per underlying share, for the grant of these 3,000,000 options. The unearned compensation was being charged to earnings over 24 months beginning on August 18, 2008.  The 24 month period coincides with the term of a non-competition covenant included in the option agreement.  The balance of the unearned compensation of $951,750 was expensed in the third quarter of 2010.  Unearned compensation was fully amortized into expense by the end of the third quarter of 2010.

On May 27, 2009, the Company awarded incentive stock options to purchase 185,715 common shares to all of its employees.  The exercise price of the options was $3.85 per share, the market price at the close of trading on the grant date, except that the exercise price for the options to purchase 25,974 shares awarded to the Company’s Chairman was $4.24, 110% of the market price, because he is a 10% shareholder.  The options are exercisable immediately and have a ten-year term, except for the Chairman’s options, which are limited to a five-year exercise term.  The Company recorded $355,106 of unearned compensation expense for the May 27, 2009 awards.  The Company is recording compensation expense over three different periods for the Chairman, other officers and other employees, respectively, at $5,819 per month or $17,457 for the three months ended September 30, 2011. Unearned compensation for these options was $191,484 at September 30, 2011.

The CEO’s options were valued based on a 2.5 year life with 1.23% risk-free return.  The other officer options were based on a 5 year life and a 2.43% risk-free return.  Finally, the employee options were based on a 6 year life and a 2.83% risk-free return.  The resulting values were $1.21, $1.90 and $2.09 per option, respectively, utilizing these inputs.

On August 24, 2009, the Company awarded options to purchase 50,000 shares to both of the directors appointed to its board in October 2008.  The options have the same terms as the options previously granted to the employees and the other directors in August 2008.  The option exercise price is $1.81 per share and the options may only be exercised between January 1, 2013 and January 31, 2013.  The unearned compensation booked at August 24, 2009 for these two options was $224,372. The Company recorded compensation expense of $16,674 for the three months ended September 30, 2011.  The factors utilized, at the issue date, to value these options were a volatility factor of 53%, a life of 2 years, $3.70 fair value at grant based on market prices and a 1.05% risk-free rate of return.  The resulting option value based on the $1.81 exercise price was $2.24.  There was no remaining unearned compensation for these options at September 30, 2011.

On October 6, 2009, the Company awarded incentive stock options to purchase 47,256 common shares to its employees, excluding officers.  The exercise price of the options was $3.65 per share, the market price at the close of trading on the grant date.  The options are exercisable immediately and have a ten-year term. The Company recorded $91,944 of unearned compensation expense for the October 6, 2009 awards.

The unearned compensation is being recorded as expense over a six year life of the options at $1,277 per month. The Company recorded compensation expense of $3,831 for the three months ended September 30, 2011.   The factors used to value these options, at the issue date, were a life of 6 years, market prices for the stock value ($3.65 exercise price at date of grant), a 55% volatility factor and a 2.25% risk-free return.  The resulting value was $1.95 per option.  Unearned compensation on these options was $61,513 at September 30, 2011.

On September 29, 2010, the Company awarded non-qualified stock options to purchase 575,000 common shares to its employees, including the COO and CFO, but excluding the CEO.  The exercise price of the options was $2.70 per share, the market price at the close of trading on the grant date.  The options are exercisable immediately and have a five-year term. The Company recorded $422,824 of unearned compensation expense for the September 29, 2010 awards.

The unearned compensation is being recorded as expense over a two and one-half year life for the officer options at $6,079 per month. The Company recorded compensation expense of $18,237 for the three month period ended September 30, 2011.   The employee options are being recorded over five years at $3,983 per month.  The Company recorded $11,948 of earned compensation for the three months ended September 30, 2011.

The factors used to value these options were a life of 2.5 and 5 years, market prices for the stock value ($2.70 exercise price at date of grant), a 34.79% volatility factor and a 0.67% and 1.28% risk-free return. The resulting values were $0.60 and $0.88 per option, respectively for officers and employees.  Unearned compensation on these options was $301,503 at September 30, 2011.

On February 2, 2011, the Compensation Committee of the Board awarded options to purchase 300,000 common shares to our CEO, one-third of the options vest on each of December 31, 2011, 2012 and 2013 provided our CEO continues to be employed by the Company on each vesting date. The exercise price is $2.62 and the options have a five-year exercise period after they vest. The earned portion of these options was $26,199 for the third quarter ended September 30, 2011.

We calculated the value of these options using a 2.5 year exercise period after vesting and based the valuation on the Black-Scholes formula utilizing the following inputs:

	Expected	Option			Risk Free
Option Vests	Exercise Date	Term	Price	Volatility %	Return %
12/31/2011	6/30/2014	3.5	$2.62	72.148%	1.12%
12/31/2012	6/30/2015	4.5	$2.62	72.148%	2.10%
12/31/2013	6/30/2016	5.5	$2.62	72.148%	2.10%

Based on the inputs, the options were valued as follows:

		Amortization
		of Earned	Unearned
		Compensation	Compensation
Option	Value	at September 30, 2011	September 30, 2011
12/31/2011	$132,103	$15,929	$116,174
12/31/2012	149,822	13,967	135,855
12/31/2013	162,750	12,361	150,389
	$444,675	$42,257	$402,418

On August 15, 2011, the Company issued a stock purchase option to the COO for 50,000 shares exercisable at $2.96 per share on or after the one year anniversary date after grant. The grant has a ten year term. The option was valued based on both a binomial model and the Black Scholes method of valuation. Factors used to value the option included a fair market value and exercise price of $2.96 at the date of grant, an expected exercise date of 36 months from the grant date, a risk free return of 0.34% and a volatility factor of 78.362%. The resulting market value of the option was $4.42 (binomial) to $4.43 (Black Scholes). The total unearned compensation recorded was $221,390. The earned portion recorded this quarter was $9,324.

On August 23, 2011, the Company granted five 25,000 share options to the non employee Directors. The options are exercisable on the one year anniversary, have a ten year term and were expected to be exercised within three years from the grant date for valuation purposes. The factors used to value these options, using the same two methods employed on the COO options, were a volatility factor of 77.821%, a risk free return rate of 0.38% and a fair market value and exercise price at the date of grant of $2.96. The resulting value for the options was $ 4.39 to $4.40 per share. The individual option blocks of 25,000 options were recorded as unearned compensation at $109,844 each for five separate grants totaling $549,220. The earned portion amortized to expenses in the third quarter was $19,240 for all five options.

Finally, on August 23, 2011, the Company issued a stock purchase option to the newest Director, for 50,000 shares exercisable at $1.81 per share on or after January 1, 2013 and before January 31, 2013. The grant has a 1.44 year estimated life. The option was valued based on both a binomial model and the Black Scholes method of valuation. Factors used to value the option included a fair market value of $2.96 and an exercise price of $1.81 at the date of grant, an expected exercise date of 1.44 years from the grant date, a risk free return of 0.22% and a volatility factor of 77.821%. The resulting market value of the option was $4.57 (binomial) to $4.56 (Black Scholes). The total unearned compensation recorded was $228,152. The earned portion recorded this quarter was $16,611.

The following table summarizes stock option activity for the periods indicated:

	Nine Months Ended September 30, 2011		Twelve Months Ended December 31, 2010
	Shares	Average weighted exercise price	Shares	Average weighted exercise price
Outstanding beginning of period	3,908,471	$2.10	3,332,971	$1.95
Granted	525,000	$2.66	575,500	$2.70
Exercised	—	—	—	—
Expired/Canceled	—	—	—	—
Outstanding, end of Period	4,433,471	$2.13	3,908,471	$2.06

The following table summarizes information about stock options outstanding and exercisable at September 30, 2011:

Weighted average exercise price	Options outstanding	Average weighted remaining contractual life (years)	Options Exercisable
$2.13	4,433,471	2.838	808,471

LEASE COMMITMENT WITH RELATED PARTY	9 Months Ended
Sep. 30, 2011
LEASE COMMITMENT WITH RELATED PARTY [Abstract]
Leases Disclosure [Text Block]
LEASE COMMITMENT

With Related Party

The Company leased its office and storage facility in Lexington, Kentucky, under an operating lease with a related party.  On January 10, 2007, the Company signed a lease addendum that extended the term of the original 1998 lease through August 2012 with two five-year extension options.  The amended lease provides for lease payments of $3,500 per month from January 1, 2007, through July 31, 2007, and $6,500 per month from August 1, 2007, through January 31, 2008.  Beginning on February 1, 2008, the lease payment increased to $6,975 per month ($83,700 per year) for the remainder of the term when the Company increased its leased space by an additional 1,063 square feet.

Total lease expense was $20,925 for the three months ended September 30, 2011 and 2010.  Future minimum lease payments for the balance of this fiscal year are expected to be $20,925 and $55,800 for the fiscal year ended December 31, 2012.

The Company recorded a loss of $144,114 in connection with the abandonment of leasehold improvements following its move to new offices on March 25, 2011.

Lease of New Office Space (Unrelated Party)

On October 29, 2010, the Company signed a lease on new office space to accommodate expected growth in staff over the next 12 to 18 months.  The new premises cost the Company $8,000 per month rent, after a 90-day rent abatement period, and will continue for five years with three extensions of three years each.  The lease may be terminated with a 90-day notice prior to the commencement of the third year and a payment of one year's rent ($96,000) as a termination fee.

Our existing space is being actively marketed but we may have to pay dual rent for a period of time until this space is rented.

Lease expense on the new premises began on May 1, 2011. There was no rent expense in the first quarter of 2011 on the new offices.  Lease expense for the three months ended September 30, 2011 was $24,000. Future minimum lease payments for the balance of this fiscal year are expected to be $24,000 and for future annual fiscal periods ended December 31 are as follows:

Fiscal Year Ended December 31,
2012	$96,000
2013	96,000
2014	96,000
2015	96,000
2016	8,000

Total	$392,000

DEVELOPMENT AND DISTRIBUTION AGREEMENTS	9 Months Ended
Sep. 30, 2011
DEVELOPMENT AND DISTRIBUTION AGREEMENTS [Abstract]
Collaborative Arrangement Disclosure [Text Block]
DISTRIBUTION AGREEMENT

On July 16, 2010, we entered into a new agreement with an international manufacturer and supplier of medical products through its worldwide distribution network. The agreement grants the distributor the right to manufacture, market and distribute MedPro’s tube-activated and skin-activated blood collection systems and its winged blood collection set and terminates and supersedes the two prior agreements.  The July 2010 Agreement has a term ending six years from October 1, 2010, which may be extended for up to three years in certain circumstances.

During the term of the July 2010 Agreement, the distributor will pay a total minimum royalty of not less than $43,750,000 (the “Royalty Amount”).  Royalty payments will be made no later than the fifteenth day following the end of each calendar quarter, based on a minimum number of units for each calendar quarter.  Until the Royalty Amount has been paid in full, if the aggregate royalties paid for all preceding quarters in the aggregate exceeds the minimum aggregate royalties owed on minimum quarterly production for all preceding quarters, then the minimum royalty obligation for the next quarter will be reduced accordingly.

The Company agreed to make a quarterly financial contribution to the distributor to help cover the anticipated expenses of marketing the products once production has begun.  Our marketing contributions would total approximately $6.65 million over the six-year term of the July 2010 Agreement.  The Company also paid the distributor $350,000 to resolve issues of prior agreements.

SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
SUBSEQUENT EVENTS

Option Exercise and Departure of Executive Officer
On September 22, 2011 the Company's President, left the Company. On October 21, 2011, the officer elected to exercise 1,050,000 options of the 1,225,974 options held, on a cashless basis. These options were originally granted on August 18, 2008. The Company issued 210,161 shares to the former officer after reduction for the payment of the exercise price and payment of withholding taxes. The remaining options granted to the officer subsequently expired.

The Company recorded, on September 30, 2011, $379,073 of officer compensation and certain additional benefits based on the officer's employment agreement and an agreement executed by the parties upon the officer's departure. The liability was reflected in accrued expenses at September 30, 2011. Certain amounts were paid at signing and the severance compensation is being paid over twelve months. Reimbursement for medical insurance is being paid over 18 months.

Legal Proceedings
On November 1, 2011, Visual Connections, Inc. filed suit against MedPro in federal district court alleging breach of contract, unjust enrichment/constructive trust, and interest. Visual Connections claims that under the terms of the agreements pursuant to which MedPro acquired the intellectual property underlying three medical devices from Visual Connections, Visual Connections is entitled to receive royalty payments on the principal amount of the 14% Senior Notes due 2016 that a wholly owned subsidiary of MedPro issued to institutional investors in September and October 2010. Visual Connections, Inc. v. MedPro Safety Products, Inc., Case No. 5:11-cv-00354-JBC (E.D Ky.). MedPro believes the claim that it owes royalty payments on the proceeds of long-term debt is without merit, and intends to contest the matter vigorously.